Commitments and Contingencies	12 Months Ended
Dec. 31, 2010
Commitments and Contingencies
Commitments and Contingencies
31.	Commitments and Contingencies

Legal proceedings

The Company is a party to certain legal actions arising in the normal course of its operations. Other than the legal proceedings discussed below, management believes that these actions are without merit and that the ultimate liability, if any, will not materially affect the Company's financial position, liquidity or results of operations.

In accordance with applicable accounting guidance, the Corporation establishes an accrued liability for litigation and regulatory matters when those matters present loss contingencies that are both probable and estimable. If, at the time of evaluation, the loss contingency related to a litigation or regulatory matter is not both probable and estimable, the matter will continue to be monitored for further developments that would make such loss contingency both probable and estimable. Once the loss contingency related to a litigation or regulatory matter is deemed to be both probable and estimable, the Corporation will establish an accrued liability and continues to monitor the matter for further developments that could affect the amount of the accrued liability that has been previously established.

The Consolidated Company has filed 125 lawsuits (excluding minor lawsuits in relation to the collection or management of loans), as the plaintiff, involving aggregate claims of (Won)763,919 million and faces 274 lawsuits as the defendant (excluding minor lawsuits in relation to the collection or management of loans) involving aggregate damages of (Won)1,428,504 million, which arose in the normal course of the business and are still pending as of December 31, 2010. Included in the amount of aggregate combined damages, the Company has recorded (Won)6,936 million as accrued liabilities related to litigation or regulatory matters which are deemed to be both probable and estimable.

a)	In August 2006, the government filed a lawsuit seeking the return of (Won)321 billion of excessive fees relating to the lottery operations against the Company, Ernst & Young Han Young, Korea Lottery Service Inc. and the Company's and their relevant employees. (Won)321 billion is the total amount of the claim against the Company, Ernst & Young Han Young, Korea Lottery Service Inc. and the Company's and their relevant employee, and the Company can not estimate the amount out of (Won)321 billion which may result in only the Company's damage. In April 2009, the Seoul Central District Court dismissed the government's claim. In May 2009, the government appealed the case to the Seoul High Court, which dismissed the appeal in September 2010. In October 2010, the government appealed the case to the Supreme Court of Korea, where it is currently pending.

In April 2004, the Lottery Commission of the Korean government revised the fee rate for fees payable to Korea Lottery Service Inc. by reducing it from 9.523% to 3.144%. Korea Lottery Service Inc. filed a lawsuit with the Seoul Central District Court claiming that such reduction by the Lottery Commission was invalid and demanding the payment of approximately (Won)20 billion of unpaid fees by the Company, which is the difference between the fees payable by the Company under the previous rate and the revised rate in respect of fees incurred in May 2004. In December 2006, the Seoul Central District Court ruled in favor of Korea Lottery Service Inc., and the Company appealed to the Seoul High Court in January 2007. In May 2008, the Seoul High Court ruled in favor of Korea Lottery Service Inc. in part but reduced the amount of damages to (Won)4.5 billion. In June 2008, both the Company and Korea Lottery Service Inc. appealed the case to the Supreme Court of Korea, where it is currently pending.

In addition, in January 2007, Korea Lottery Service Inc. filed another lawsuit with the Seoul Central District Court seeking payment of unpaid fees in the aggregate amount of (Won)446 billion, which is the difference between the fees payable by the Company under the previous rate and the revised rate, for fees incurred from June 2004 to December 2006. In July 2008, the Seoul Central District Court ruled in favor of the Company in part and reduced the amount of damages to (Won)123 billion. In August 2008, both the Company and Korea Lottery Service Inc. appealed the case to the Seoul High Court, where it is currently pending.

Furthermore, in June 2008, Korea Lottery Service Inc. filed another lawsuit with the Seoul Central District Court seeking payment of unpaid fees in the aggregate amount of (Won)134 billion, which is the difference between the fees payable by the Company under the previous rate and the revised rate, for fees incurred from January 2007 to December 1, 2007. The case is currently pending.

b)	In May 2006 the Korea Fair Trade Commission commenced an investigation into whether various domestic banks (including the Company) engaged in collusive or anti-competitive activity in connection with various commission fees. As a result of such investigation, in March 2008, the Korea Fair Trade Commission ordered the Company to stop alleged price-fixing practices in charging certain new fees in connection with export bills of exchange and banker's usance letters of credit and to pay administrative fines in the amount of (Won)257 million and (Won)439 million, respectively, for such activities. In June 2008, the Company appealed the Korea Fair Trade Commission's decisions to the Seoul High Court. In February 2009, the Seoul High Court ruled in favor of the Korea Fair Trade Commission with respect to the Company's alleged price-fixing practices in charging certain new fees in connection with banker's usance letters of credit. In April 2009, the Seoul High Court ruled in favor of the Korea Fair Trade Commission with respect to the Company's alleged price-fixing practices in charging certain new fees in connection with export bills of exchange. The Company has appealed both cases to the Supreme Court of Korea, where they are currently pending.

Furthermore, in April 2008, the Korea Fair Trade Commission ordered the Company to stop alleged price-fixing practices in connection with direct deposit fees, and to pay administrative fines in the amount of (Won)537 million for such activities. In July 2008, the Company appealed the Korea Fair Trade Commission's decision to the Seoul High Court, which dismissed the Company's appeal in May 2009. In June 2009, the Company appealed this case to the Supreme Court of Korea, where it is currently pending.

c)	During the first half of 2007, the National Tax Service of Korea completed a tax audit in respect of the Company for the fiscal years 2002, 2003, 2004 and 2005, as a result of which the Company was assessed (Won)190 billion (including residence tax) for tax deficiencies. In addition, during the second half of 2007, the National Tax Service of Korea assessed additional income taxes for prior years amounting to (Won)292 billion (including residence tax) for tax deficiencies. The Company paid the entire amount of such additional assessments in 2007, but filed an appeal with the National Tax Tribunal with respect to tax assessments made in 2007 amounting to (Won)482 billion (including residence tax) which dismissed the appeal in March 2010. In June 2010, the Company filed an appeal with Seoul Administrative Court, which ruled in favor of the Company on April 1, 2011. On April 19, 2011, the National Tax Service of Korea appealed this case to the Seoul High Court, where it is currently pending. We have been assessed additional income taxes in respect of prior years as a result of a tax audit by the National Tax Service of Korea, and our appeal with respect to a portion of such assessment may not be successful.

d)	Since November 2008, certain customers of the Company have filed lawsuits against it in connection with its sales of foreign currency derivatives products known as "KIKO" (which stands for "knock-in knock-out"), which are intended to operate as hedging instruments against fluctuations in the exchange rate between the Won and the U.S. dollar. Due to the significant depreciation of the Won against the U.S. dollar in 2008 and 2009, customers who have purchased KIKO products from the Company are required to make large payments to it. Six companies have filed lawsuits against the Company alleging that the contracts under which the relevant KIKO products were sold should be invalidated and that the Company should return payments received there under. Three of the lawsuits were dismissed and not appealed. The aggregate amount of three remaining claims, as of March 31, 2011, was approximately (Won)12 billion and may increase in the event of future depreciation of the Won against U.S. dollar. Additional lawsuits, as well as motions for preliminary injunctions, may be filed against the Company with respect to KIKO products, and the final outcome of such litigation remains uncertain.

e)	Since November 2008, a number of the Company's customers have filed 11 lawsuits against it in connection with its sales of offshore funds and currency future contracts. The customers alleged that the losses were caused by the Company's negligence in inadequately explaining the risks of such investment to its customers and in structuring funds with inappropriate currency future hedging features. Five of the lawsuits in which the plaintiffs claimed damages of (Won)557 million in aggregate were dismissed and not appealed. One of the lawsuits in which the plaintiffs claimed damages of (Won)154 million was dismissed by the Seoul Central District Court in July 2009 and the plaintiffs initially appealed to the Seoul High Court but subsequently withdrew the appeal. One of the lawsuits in which the plaintiffs claimed damages of (Won)221 million in aggregate was dismissed by the Seoul Central District Court in July 2009 and the plaintiffs appealed to the Seoul High Court in August 2009. In July 2010, the Seoul High Court ruled in favor of the plaintiffs in part but reduced the amount of damages to (Won)44 million. Three of the lawsuits in which the plaintiffs claimed damages of (Won)5,581 million in aggregate were dismissed by the Seoul Central District Court in the second half of 2010 and the plaintiffs appealed to the Seoul High Court, where they are currently pending. One of the lawsuits in which the plaintiffs claimed damages of (Won)199 million is pending at the Seoul Central District Court. Additional lawsuits may be filed against the Company with respect to its sales of such products, and the final outcome of such litigation remains uncertain.

f)	In August 2009, six purchasers that had entered into shipbuilding contracts with a Korean shipbuilding company filed a lawsuit in the United Kingdom against the Company demanding repayment of US$46.6 million of pre-delivery installments paid by the purchasers to the shipbuilding company under such contracts. In connection with such contracts, in August 2007, the Company had issued to each of the six purchasers advance payment bonds, which effectively operate as refund guarantees on behalf of the shipbuilding company to cover its obligations to return pre-delivery installments paid by such purchasers in the event of, among other things, defaults by such shipbuilding company under the shipbuilding contracts. In January 2009, the shipbuilding company became subject to a debt workout procedure under the Corporate Restructuring Promotion Act. The six purchasers claimed that such an event constituted a default under each of the shipbuilding contracts and demanded repayment under the terms of the advance payment bonds of the installments paid to the shipbuilding company. In October 2009, the High Court of Justice, Queen's Bench Division, Commercial Court ruled in favor of the six purchasers. The Company appealed to the Court of Appeal, Queen's Bench Division, Commercial Court, which overturned the lower court's ruling in May 2010. The six purchasers appealed to the Supreme Court of the United Kingdom, where the case is currently pending.

g)	In July 2010, the Korean government filed four lawsuits against the Company in connection with its management of the National Housing Fund, claiming damages of (Won)120 billion in aggregate. The government alleged that certain loan losses incurred by the National Housing Fund were due to the Company's breach of its duty of care as a manager of the National Housing Fund. The four lawsuits are currently pending at the Seoul Central District Court.

Lease commitments

The Company entered into capital leases in 2009, while all leases entered into by the Company as lessee were operating leases until 2008. Total rental expenses for the years ended December 31, 2008, 2009 and 2010 were (Won)173,297 million, (Won)183,716 million and (Won)228,714 million, respectively. Pursuant to the terms of lease agreements pertaining to premises and equipment in effect at December 31, 2010, future minimum rental payments under non-cancelable operating and capital lease terms are as follows:

	Operating Lease	Capital Lease
	(In millions of Korean won)

2011	115,812	183
2012	59,117	154
2013	22,424	210
2014	10,783	277
2015	6,031	—
Thereafter	2,000	—

Total	216,167	824

In lieu of rent, certain lease agreements require the Company to advance a non-interest bearing refundable deposit to the landlord for the landlord's use during the lease term. The amount of the advance is determined by the prevailing market rate and is recorded as a security deposit in the consolidated balance sheets.

Credit-related commitments

The Company is a party to credit related financial instruments with off-balance sheet risk in the normal course of business. The primary purpose of these instruments is to ensure that funds are available to customers as required. Guarantees, which represent irrevocable assurances that the Company will make payments in the event that a customer cannot meet its obligations to third parties, carry the same credit risk as loans. Cash requirements under guarantees are considerably less than those under commitments because the Company does not generally expect the third party to draw funds under the agreement.

Commercial letters of credit, which are written undertakings by the Company on behalf of a customer authorizing a third party to draw drafts on the Company up to a stipulated amount under specific terms and conditions, are collateralized by the underlying shipments of goods to which they relate and therefore have significantly less risk than a loan.

Commitments to extend credit represent unused portions of authorizations to extend credit in the form of loans, guarantees or letters of credit. With respect to credit risk on commitments to extend credit, the Company is potentially exposed to loss in an amount equal to the total unused commitments.

For credit related financial instruments, the contractual amount of the financial instrument represents the maximum potential credit risk if the counterparty does not perform according to the terms of the contracts. A large majority of these commitments expire without being drawn upon. As a result, total contractual amounts are not representative of the Company's actual future credit exposure or liquidity requirements for these commitments.

As of December 31, 2009 and 2010, the financial instruments whose contract amounts represent credit risk to the Company were as follows:

	Contract amount
	2009	2010
	(In millions of Korean won)
Guarantees	6,225,712	5,445,132
Commercial letters of credit(1)	8,350,739	6,820,424
Unused lines of credit:
Commercial	28,560,694	28,485,828
Consumer	13,263,808	10,844,177
Credit cards	41,784,795	43,232,049

(1)	The above contains advance payment refund guarantees and others which amount to (Won)2,678,712 million and (Won)2,089,411 million as of December 31, 2009 and 2010, respectively.

Fund contribution commitments

On December 17, 2008, the Company committed to contribute (Won)1,043,826 million to the Bond Market Stabilization Fund aimed at stabilizing the local debt market. As of December 31, 2010, the Company's total contribution amounted to (Won)521,913 million.

Bad bank contribution commitment

On October 17, 2009, the Company committed to contribute (Won)175,000 million to the UAMCO. As of December 31, 2010, the Company's total contribution amounted to (Won)89,950 million.

Pledged assets

The primary components of assets pledged as collateral for borrowings and other purposes as of December 31, 2009 and 2010 were as follows:

	2009	2010
	(In millions of Korean won)
Trading securities	1,309,212	1,464,778
Available-for-sale securities	1,189,954	896,521
Held-to-maturity securities	6,977,474	5,721,316
Other securities	278	278
Loans	4,956,728	2,130,765
Real estate	3,919	4,103
Cash	114,100	4,000

Total	14,551,665	10,221,761

Obligation under guarantees

The Company provides a variety of guarantees to its customers to enhance their credit standing and enable them to complete a wide variety of business transactions. The maximum potential amount of future payments represents the notional amounts that could be lost under the guarantees if there were a total default by the guaranteed parties, without consideration of possible recoveries under recourse provisions or from collateral held or pledged. Guarantee arrangements have been recorded on the Company's consolidated balance sheet at their fair value at inception as "Other liabilities" with an offsetting entry in "Other assets". As cash is received under such arrangements and applied to other assets, the liability recorded at inception is amortized into fees and commissions over the life of the contract.

The table below summarizes all of the Company's guarantees under ASC 460 as of December 31, 2009.

	Expire within one year	Expire after one year	Total	Maximum potential amount of future payment or notional amounts
	(In millions of Korean won)
Financial guarantees	293,038	303,150	596,188	596,188
Performance guarantees	3,682,165	1,947,359	5,629,524	5,629,524
Liquidity facilities to SPEs	469,513	1,105,857	1,575,370	1,575,370
Trust Fund Guarantees	506,323	2,362,189	2,868,512	2,868,512

Total	4,951,039	5,718,555	10,669,594	10,669,594

The table below summarizes all of the Company's guarantees under ASC 460 as of December 31, 2010.

	Expire within one year	Expire after one year	Total	Maximum potential amount of future payment or notional amounts
	(In millions of Korean won)
Financial guarantees	596,203	6,272	602,475	602,475
Performance guarantees	4,114,604	728,053	4,842,657	4,842,657
Liquidity facilities to SPEs	396,050	715,112	1,111,162	1,111,162
Trust Fund Guarantees	693,512	2,260,945	2,954,457	2,954,457

Total	5,800,369	3,710,382	9,510,751	9,510,751

 Financial guarantees are used in various transactions to enhance the credit standing of the Company's customers. They represent irrevocable assurance, subject to satisfaction of certain conditions, that the Company will make payments in the event that the customers fail to fulfill their obligations to third parties. Such financial obligations are principally composed of standby letters of credit and credit enhancement for debtors.

Performance guarantees are issued to guarantee customers' tender bids on construction or similar projects or to guarantee completion of such projects in accordance with contract terms. They are also issued to support the customers' obligation to supply specified products, commodities, maintenance or other services to third parties.

As of December 31, 2009 and 2010, the carrying amount of the liabilities related to financial and performance guarantees amounted to (Won)19,433 million and (Won)11,109 million, respectively.

Liquidity facilities to SPEs represent irrevocable commitments to provide contingent liquidity credit lines including commercial paper purchase agreements to SPEs for which the Company serves as the administrator. The SPEs are established by clients to have access to funding from the commercial paper market or the corporate debt market by transferring assets to the SPEs. The Company had commitments to provide liquidity to SPEs up to (Won)1,575 billion and (Won)1,111 billion as of December 31, 2009 and 2010, respectively. As of December 31, 2009 and 2010, the carrying amount of these liabilities amounted to (Won)10,375 million and (Won)8,166 million, respectively. Although the Company does not sell assets to these SPEs, it would be required to provide funding under the liquidity credit lines in the event that the SPEs do not hold enough funds to make scheduled payments on their outstanding senior debt securities. Under the commercial paper purchase agreements, the Company is required to purchase commercial paper issued by the SPEs when enough funding is not available in the commercial paper market. The Company has limited credit exposure to these SPEs because the risk of first loss is borne by the clients or other third parties, or the SPEs are over-collateralized.

In the normal course of the Company's business, indemnification clauses are often included in standard contracts with an assessment that risk of loss is remote. In many cases, there are no stated or notional amounts included in the indemnification clauses and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. No amounts were reflected in the consolidated balance sheets as of December 31, 2009 and 2010 related to these indemnifications.

The Company evaluates the performance risk of its guarantees based on the assigned referenced counterparty internal or external ratings. Where external ratings are used, investment-grade ratings are considered to be BBB- and above, while anything below is considered non-investment grade. The Company's internal ratings are in line with the related external rating system. On certain underlying referenced credits or entities, ratings are not available. Such referenced credits are included in the "Not-rated" category. The maximum potential amount of the future payments related to guarantees is determined to be the notional amount of these contracts, which is the par amount of the assets guaranteed.

Presented in the table below is the maximum potential amount of future payments classified based upon internal and external credit ratings as of December 31, 2009.

	Investment Grade	Non-Investment Grade	Not Rated	Total
	(In millions of Korean won)
Financial guarantees	446,867	149,321	—	596,188
Performance guarantees	3,395,785	2,231,415	2,324	5,629,524
Liquidity facilities to SPEs	1,220,606	354,764	—	1,575,370
Trust Fund Guarantees	—	—	2,868,512	2,868,512

Total	5,063,258	2,735,500	2,870,836	10,669,594

Presented in the table below is the maximum potential amount of future payments classified based upon internal and external credit ratings as of December 31, 2010.

	Investment Grade	Non-Investment Grade	Not Rated	Total
	(In millions of Korean won)
Financial guarantees	475,030	127,387	58	602,475
Performance guarantees	3,255,244	1,583,399	4,014	4,842,657
Liquidity facilities to SPEs	910,450	200,712	—	1,111,162
Trust Fund Guarantees	—	—	2,954,457	2,954,457

Total	4,640,724	1,911,498	2,958,529	9,510,751